Note 4 - Loans (Details) - Credit Risk Profile by Creditworthiness Category (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 364,148	[1]	$ 331,906	[1]
Real Estate Secured [Member] | Grade 1 [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Real Estate Secured [Member] | Grade 1 [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Real Estate Secured [Member] | Grade 1 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Real Estate Secured [Member] | Grade 1 [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Real Estate Secured [Member] | Grade 2 [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Real Estate Secured [Member] | Grade 2 [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Real Estate Secured [Member] | Grade 2 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Real Estate Secured [Member] | Grade 2 [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Real Estate Secured [Member] | Grade 3 [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	107,353		80,732
Real Estate Secured [Member] | Grade 3 [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,350		592
Real Estate Secured [Member] | Grade 3 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	14,965		13,356
Real Estate Secured [Member] | Grade 3 [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	11,197		10,238
Real Estate Secured [Member] | Grade 4 [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	56,164		49,414
Real Estate Secured [Member] | Grade 4 [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,111		2,017
Real Estate Secured [Member] | Grade 4 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	28,180		27,956
Real Estate Secured [Member] | Grade 4 [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	7,310		9,159
Real Estate Secured [Member] | Grade 5 [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	46,873		49,204
Real Estate Secured [Member] | Grade 5 [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,309		884
Real Estate Secured [Member] | Grade 5 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	33,081		27,981
Real Estate Secured [Member] | Grade 5 [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	9,571		11,156
Real Estate Secured [Member] | Grade 6 [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,587		925
Real Estate Secured [Member] | Grade 6 [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Real Estate Secured [Member] | Grade 6 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,042		1,842
Real Estate Secured [Member] | Grade 6 [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	269		676
Real Estate Secured [Member] | Grade 7 [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	4,930		7,387
Real Estate Secured [Member] | Grade 7 [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	338		1,335
Real Estate Secured [Member] | Grade 7 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	9,638		8,128
Real Estate Secured [Member] | Grade 7 [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	703		2,312
Real Estate Secured [Member] | Grade 8 [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	611		744
Real Estate Secured [Member] | Grade 8 [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Real Estate Secured [Member] | Grade 8 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		700
Real Estate Secured [Member] | Grade 8 [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	10		691
Real Estate Secured [Member] | Grade 9 [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Real Estate Secured [Member] | Grade 9 [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Real Estate Secured [Member] | Grade 9 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Real Estate Secured [Member] | Grade 9 [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Real Estate Secured [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	217,518		188,406
Real Estate Secured [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	5,108		4,828
Real Estate Secured [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	87,906		79,963
Real Estate Secured [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	29,060		34,232
Non-Real Estate Secured [Member] | Grade 1 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,223		1,971
Non-Real Estate Secured [Member] | Grade 1 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	397		426
Non-Real Estate Secured [Member] | Grade 1 [Member] | Other Loan Type [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		60
Non-Real Estate Secured [Member] | Grade 1 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,620		2,457
Non-Real Estate Secured [Member] | Grade 2 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Non-Real Estate Secured [Member] | Grade 2 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Non-Real Estate Secured [Member] | Grade 2 [Member] | Other Loan Type [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Non-Real Estate Secured [Member] | Grade 2 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Non-Real Estate Secured [Member] | Grade 3 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,205		1,228
Non-Real Estate Secured [Member] | Grade 3 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	480		269
Non-Real Estate Secured [Member] | Grade 3 [Member] | Other Loan Type [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	94		0
Non-Real Estate Secured [Member] | Grade 3 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	137,644		106,415
Non-Real Estate Secured [Member] | Grade 4 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	6,628		6,680
Non-Real Estate Secured [Member] | Grade 4 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	220		224
Non-Real Estate Secured [Member] | Grade 4 [Member] | Other Loan Type [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	181		204
Non-Real Estate Secured [Member] | Grade 4 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	99,794		95,654
Non-Real Estate Secured [Member] | Grade 5 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	9,589		9,777
Non-Real Estate Secured [Member] | Grade 5 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	977		954
Non-Real Estate Secured [Member] | Grade 5 [Member] | Other Loan Type [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	53		45
Non-Real Estate Secured [Member] | Grade 5 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	102,453		100,001
Non-Real Estate Secured [Member] | Grade 6 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	18		860
Non-Real Estate Secured [Member] | Grade 6 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Non-Real Estate Secured [Member] | Grade 6 [Member] | Other Loan Type [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Non-Real Estate Secured [Member] | Grade 6 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,916		4,303
Non-Real Estate Secured [Member] | Grade 7 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,359		1,692
Non-Real Estate Secured [Member] | Grade 7 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	132		87
Non-Real Estate Secured [Member] | Grade 7 [Member] | Other Loan Type [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Non-Real Estate Secured [Member] | Grade 7 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	17,100		20,941
Non-Real Estate Secured [Member] | Grade 8 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Non-Real Estate Secured [Member] | Grade 8 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Non-Real Estate Secured [Member] | Grade 8 [Member] | Other Loan Type [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Non-Real Estate Secured [Member] | Grade 8 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	621		2,135
Non-Real Estate Secured [Member] | Grade 9 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Non-Real Estate Secured [Member] | Grade 9 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Non-Real Estate Secured [Member] | Grade 9 [Member] | Other Loan Type [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Non-Real Estate Secured [Member] | Grade 9 [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0		0
Non-Real Estate Secured [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	22,022		22,208
Non-Real Estate Secured [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,206		1,960
Non-Real Estate Secured [Member] | Other Loan Type [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	328		309
Non-Real Estate Secured [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 364,148		$ 331,906

[1]	Principal balances only; excludes accrued interest receivable and deferred fees and costs due to immateriality.